UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21297

Pebblebrook Fund, Inc.

(Exact name of registrant as specified in charter)

13047 Pebblebrook Drive

Houston, Texas 77079

(Address of principal executive offices)

(Zip code)

Bill Cross

13047 Pebblebrook Drive

Houston, Texas 77079

(Name and address of agent for service)

Registrant's telephone number, including area code: 713-463-9019

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

	Pebblebrook Fund
	Portfolio of Investments
	July 30, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Accident & Health Insurance- 0.72%
150	Aon Corp.	3,966

Electric Services- 1.55%
400	Duke Power Co	8,600

Electronic & Other Electrical- 3.39%
200	Emerson Electric Co.	12,140
200	General Electric Co.	6,650
		18,790
Federal & Federally-Sponsored- 2.42%
100	Federal Home Loan Mortgage Corp. Vtg	6,431
50	Student Loan Corp. (Sallie Mae)	7,013
		13,444
Finance Services- 1.61%
200	First Data Corp.	8,922

Fire, Marine & Casualty Insura- 2.12%
100	Allstate Corp.	4,708
100	American International Group, Inc.	7,065
		11,773
Gold & Silver Ores- 0.34%
100	Barrick Gold Corp.	1,912

Grain Mill Products- 1.62%
200	General Mills, Inc.	8,980

Heating Equip, Except Elec & W- 0.65%
50	Fortune Brands	3,609

Hospital & Medical Service Pla- 1.13%
100	United Healthcare Corp.	6,290

Industry Unknown- 1.34%
125	Ishares Russell Value	7,413

Industrial Inorganic Chemicals- 2.85%
400	Praxair	15,780

Investment Advice- 1.47%
100	Franklin Resources, Inc.	4,825
100	Alliance Capital	3,349
		8,174
Life Insurance- 0.70%
100	Hca Corp.	3,865

Metal Mining- 1.00%
300	Bhp Billiton	5,544

Miscellaneous Publishing- 0.56%
125	Proquest	3,125

Motor Vehicles & Passenger Car- 0.78%
100	General Motors Corp.	4,314

National Commercial Banks- 7.93%
100	North Fork Bank	3,905
200	Bankamerica Corp.	17,002
275	Citigroup	12,125
100	Mbna Corp.	2,469
100	Mellon Financial	2,748
100	Wells Fargo	5,741
		43,990
Natural Gas Transmisison & Dis- 0.81%
75	Kinder Morgan	4,501

Newspapers: Publishing Or Publ- 1.50%
100	Gannett, Inc.	8,314

Offices Of Holding Companies- 3.13%
6	Berkshire Hathaway Class B	17,364

Opeators Of Nonresidential Bui- 0.47%
50	Forest City Class A	2,620

Orthopedic, Prosthetic & Surgi- 0.69%
50	Zimmer	3,816

Paper Mills- 3.76%
325	Kimberly Clark Corp.	20,823

Petroleum Refining- 7.20%
100	British Petroleum Co. PLC. ADR	5,636
400	Exxon Mobil	18,520
200	Conoco Phillips	15,754
		39,910
Pharmaceutical Preparations- 5.57%
200	Bristol Myers Squibb Co.	4,580
125	Lilly, Eli & Co.	7,965
250	Johnson & Johnson	13,818
100	Merck & Co., Inc.	4,535
		30,898
Public Bldg & Related Furnitur- 1.02%
100	Johnson Controls, Inc.	5,645

Radiotelephone Communications- 0.82%
200	Nextel	4,562

Railroads, Line-Haul Operating- 0.64%
100	Burlington Northern Santa Fe	3,548

Real Estate Agents & Managers- 0.83%
200	Cendant Corp.	4,576

Real Estate Investment Trusts- 4.42%
100	Equity Office Properties	2,595
200	John Wiley Class A	6472
100	Public Storage	4,713
50	Alexandria Real Estate	3,005
50	Streettracks Wilshire Reit	7,719
		24,504
Savings Institution, Federally- 3.33%
100	Golden West Financial	10,691
200	Washington Mutual	7,760
		18,451
Search, Detection, Navagation,- 0.76%
80	Northrup Grumman	4,208

Security & Commodity Brokers,- 1.13%
50	Chicago Mercantile Exchange	6,275

Services-Consumer Credit Repor- 2.10%
100	Moody'S	6,810
200	Equifax, Inc.	4,824
		11,634
Services-General Medical & Sur- 1.01%
500	Tenet Healthcare	5,590

Services-Prepackaged Software- 0.51%
100	Microsoft Corp.	2,849

State Commercial Banks- 0.77%
100	State Street	4,281

Surgical & Medical Instruments- 0.54%
100	Baxter Labs	3,007

Telephone Communications (No R- 1.83%
400	Sbc Communications	10,136

Title Insurance- 0.72%
110	Fidelity National Financial	3,984

Unit Investment Trusts- 1.34%
60	Streettracks Dj Us L/C Value	7,454

Wholesale-Groceries, General L- 0.45%
100	Performance Food Group	2,478

TOTAL COMMON STOCKS (Cost $407,165)- 77.53%		$429,919

CASH & EQUIVALENTS- 21.76%
120,643	First American Treasury Obligation Fund Cl S .37% **	120,643

TOTAL INVESTMENTS- 99.28%		$550,562

ASSETS LESS LIABILITIES- 0.72%		$3,973

NET ASSETS- 100.00%		$554,535

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pebblebrook Fund, Inc.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date September 29, 2004

* Print the name and title of each signing officer under his or her signature.